Inventory - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Inventories recognized as expense	$ 558.1	$ 50.6
Inventory write downs	8.9	17.5
Excess and obsolete inventory provision	7.0	17.0
Fair value component of excess and obsolete inventory provision	$ 1.9	$ 0.5